February 21, 2002

Report to Fellow Shareholders:

During a time of negative returns in the stock market, Nicholas Income Fund produced a positive return of 8.76% for 2001. Moreover, the Fund outperformed its benchmarks as indicated in the table below.

Returns for Nicholas Income Fund, Inc. and selected indices are provided in the chart below for the periods ended December 31, 2001.

                                                                       Average Annual Total Return*

	1 Year	5 Year	10 Year	15 Year
Nicholas Income Fund, Inc.	8.76%	1.65%	5.83%	6.44%
Lehman Brothers U.S. Corporate Intermediate High Yield Bond Index	3.78%	2.53%	7.25%	7.90%
Morningstar High Yield Bond Funds Objective	1.61%	1.39%	6.61%	6.64%
Consumer Price Index	1.55%	2.18%	2.52%	3.18%
Ending value of $10,000 invested in Nicholas Income Fund, Inc. (Distributions Reinvested)	$10,876	$10,855	$17,626	$25,517

As of December 31, 2001, the portfolio had thirty-five bond issues, three convertible bonds and one common stock. Consumer staples and consumer cyclicals comprise over 50% of net assets. The Fund was fully invested at year-end.

At December 31, the Fund’s 30-day annualized yield was 12.37%*. In today’s world of lower interest rates the Fund’s yield is relatively and absolutely attractive assuming investors can tolerate the higher risk and volatility of a high-yield bond fund. Management feels confident that the Fund’s securities can weather the current weakness in economic activity. Conditions should improve later in the year as the government’s monetary and fiscal policy stimuli take hold.

Thank you for your continued investment in the Nicholas Income Fund.

Sincerely,

 Albert O. Nicholas                                                                                            David O. Nicholas
Co-Portfolio Manager                                                                                        Co-Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
Per Share Operating Performance (For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------
                             2001      2000      1999      1998      1997      1996      1995      1994      1993      1992
                             ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
NET ASSET VALUE,
   BEGINNING OF PERIOD...   $2.40     $3.06     $3.39     $3.69     $3.53     $3.42     $3.21     $3.52     $3.38     $3.34
  INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income..     .24       .31       .33       .32       .30       .30       .30       .30       .30       .31
  Net gain (loss) on
   securities (realized
   and unrealized).......    (.04)     (.66)     (.33)     (.30)      .15       .11       .21      (.31)      .13       .03
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
    Total from investment
     operations..........     .20      (.35)      ---       .02       .45       .41       .51      (.01)      .43       .34
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net
   investment income.....    (.24)     (.31)     (.33)     (.32)     (.29)     (.30)     (.30)     (.30)     (.29)     (.30)
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
NET ASSET VALUE, END OF
   PERIOD................   $2.36     $2.40     $3.06     $3.39     $3.69     $3.53     $3.42     $3.21     $3.52     $3.38
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
                            -----     -----     -----     -----     -----     -----     -----     -----     -----     -----
TOTAL RETURN.............   8.76%   (12.13)%   (0.07)%    0.47%    13.13%   12.37%     16.16%    (0.17)%   12.95%    10.33%
SUPPLEMENTAL DATA:
Net assets, end of period
 (millions)..............  $118.7    $125.5    $202.8    $239.4    $254.2    $185.7    $162.1    $140.9     $158.3   $119.1
Ratio of expenses to
 average net assets......    .61%      .57%      .50%      .48%      .50%      .55%      .58%      .59%      .62%      .69%
Ratio of net investment
 income to average net
 assets..................   9.56%    10.43%     9.81%     8.69%     8.29%     8.55%     8.72%     8.75%     8.42%     9.23%
Portfolio turnover rate..  69.84%    18.57%     47.2%     49.3%     32.2%     33.2%     29.2%     29.2%     39.1%     56.1%

The accompanying notes to the financial statements are an integral part of this schedule.

Top Ten Issuers
December 31, 2001 (unaudited)
-------------------------------------------------------------------------------
                                           Percentage
Name                                      of Net Assets
----                                      -------------
Perkins Family Restaurants, L.P. ............ 6.60%
United Rentals, Inc. ........................ 6.57%
KinderCare Learning Centers, Inc. ........... 4.83%
Stater Brothers Holdings, Inc. .............. 4.36%
Fisher Scientific International Inc. ........ 4.32%
Key3Media Group, Inc. ....................... 4.25%
American Greeetings Corporation ............. 3.47%
Conseco, Inc. ............................... 3.35%
Res-Care, Inc. .............................. 3.35%
Lucent Technologies Inc. .................... 3.26%
                                             ------
Total of top ten ........................... 44.36%
                                             ------
                                             ------

Schedule of Investments
December 31, 2001
-------------------------------------------------------------------------------
                                                          Quoted
 Shares or                                                Market
 Principal                                                 Value
  Amount                                                  (Note A)
------------                                             ----------
NON-CONVERTIBLE BONDS -- 89.66%

             Basic Materials -- 3.26%
$2,000,000   Buckeye Technologies Inc.
              8.00%, 10/15/10 ........................ $  1,840,000
 2,000,000   ISP Holdings Inc.
              9.00%, 10/15/03 ..........................  2,030,000
                                                         ----------
                                                          3,870,000
                                                         ----------
             Capital Goods -- 3.58%
 2,000,000   McDermott Incorporated
              9.375%, 03/15/02 .........................  1,800,000
 5,000,000   Tenneco Automotive Inc.
              11.625%, 10/15/09 ........................  2,450,000
                                                         ----------
                                                          4,250,000
                                                         ----------
             Communication Services -- 8.60%
 3,000,000   Adelphia Communications Corporation
              9.875%, 03/01/07 .........................  2,973,750
 2,000,000   American Tower Corporation
              9.375%, 02/01/09 .........................  1,610,000
 1,500,000   Charter Communications Holdings, LLC
              8.25%, 04/01/07 ..........................  1,441,875
 2,000,000   Crown Castle International Corp.
              9.375%, 08/01/11 .........................  1,835,000
 5,000,000   Level 3 Communications, Inc.
              9.125%, 05/01/08 .........................  2,350,000
                                                         ----------
                                                         10,210,625
                                                         ----------
             Consumer Cyclicals - Products -- 7.14%
 3,000,000   Brown Shoe Company, Inc.
              9.50%, 10/15/06 ..........................  3,142,500
 2,000,000   Hasbro, Inc.
              8.50%, 03/15/06 ..........................  2,025,000
 3,500,000   Sequa Corporation
              9.00%, 08/01/09 ..........................  3,307,500
                                                         ----------
                                                          8,475,000
                                                         ----------
             Consumer Cyclicals - Retail -- 6.38%
 3,000,000   Dillard Department Stores, Inc
              7.375%, 06/01/06 .........................  2,773,149
 4,000,000   Kmart Corporation*
              8.375%, 12/01/04 .........................  3,370,680
 1,500,000   Pep Boys - Manny, Moe & Jack (The)
              6.65%, 03/03/04  .........................  1,428,750
                                                         ----------
                                                          7,572,579
                                                         ----------
             Consumer Cyclicals - Services -- 11.40%
 6,000,000   KinderCare Learning Centers, Inc.
              9.50%, 02/15/09 ..........................  5,730,000
 8,000,000   United Rentals (North America), Inc.
              9.00%, 04/01/09 ..........................  7,800,000
                                                         ----------
                                                         13,530,000
                                                         ----------
             Consumer Staples -
              Drug, Retail, Food & Beverage -- 14.63%
 1,000,000   Fleming Companies, Inc.
              10.625%, 07/31/07 ........................    955,000
 1,500,000   Fleming Companies, Inc.
              10.50%, 12/01/04 .........................  1,481,250
 2,000,000   Great Atlantic &
              Pacific Tea Company, Inc. (The)
               7.75%, 04/15/07 .........................  1,910,000
 8,000,000   Perkins Family Restaurants, L.P.
              10.125%, 12/15/07.........................  7,840,000
 5,000,000   Stater Bros. Holdings Inc.
              10.75%, 08/15/06 .........................  5,175,000
                                                         ----------
                                                         17,361,250
                                                         ----------
             Consumer Staples -
              Media & Entertainment -- 7.57%
 2,500,000   Emmis Communications Corporation
              8.125%, 03/15/09 .........................  2,393,750
 6,000,000   Key3Media Group, Inc.
              11.25%, 06/15/11 .........................  5,040,000
 1,500,000   Sinclair Broadcast Group, Inc.
              10.00%, 09/30/05 .........................  1,549,995
                                                         ----------
                                                          8,983,745
                                                         ----------
             Consumer Staples - Products -- 3.47%
 4,000,000   American Greetings Corporation
              11.75%, 07/15/08 ........................   4,120,000
                                                         ----------

             Energy -- 5.65%
 3,000,000   Grant Prideco, Inc.
              9.625%, 12/01/07 ........................   2,977,500
 4,000,000   Nuevo Energy Company
              9.50%, 06/01/08 .........................   3,730,000
                                                         ----------
                                                          6,707,500
                                                         ----------
             Financial - Banks & Diversified
              Financials & Insurance -- 3.93%
 1,000,000   Conseco Finance Corporation
              10.25%, 06/01/02 ........................     840,000
 4,000,000   Conseco, Inc.
              8.75%, 02/09/04 .........................   1,840,000
 1,000,000   Conseco, Inc.
              8.50%, 10/15/02 .........................     730,000
   750,000   Dana Credit Corporation
              8.375%, 08/15/07 ........................     694,833
   750,000   Green Tree Financial Corporation
              6.50%, 09/26/02 .........................     570,000
                                                          ---------
                                                          4,674,833
                                                          ---------
             Health Care - Services -- 7.67%
 5,000,000   Fisher Scientific International Inc.
              9.00%, 02/01/08 .........................   5,125,000
 4,000,000   Res-Care, Inc.
              10.625%, 11/15/08 .......................   3,980,000
                                                         ----------
                                                          9,105,000
                                                         ----------
             Technology - Communication
              Equipment -- 2.26%
 3,000,000   Amkor Technology, Inc.
              10.50%, 05/01/09 ........................   2,685,000
                                                         ----------

             Technology - Hardware -- 0.86%
 1,000,000   Fairchild Semiconductor Corporation
              10.125%, 03/15/07 .......................   1,025,000
                                                         ----------

             Telecommunications -- 3.26%
 4,500,000   Lucent Technologies Inc.
              7.25%, 07/15/06 .........................   3,870,000
                                                          ---------
                 TOTAL NON-CONVERTIBLE BONDS
                  (cost $115,419,274) ................. 106,440,532
                                                        -----------

CONVERTIBLE BONDS -- 5.70%
             Communication Equipment -- 1.50%
 2,750,000   Conexant Systems, Inc.
              4.00%, 02/01/07 ..........................  1,777,187
                                                         ----------
             Consumer Discretionary -
              Automobiles & Components -- 2.49%
 4,000,000   Standard Motor Products, Inc.
              6.75%, 07/15/09 ..........................  2,960,000
                                                         ----------
             Health Care - Services -- 1.71%
 2,000,000   Total Renal Care Holdings, Inc.
              7.00%, 05/15/09 ..........................  2,030,000
                                                         ----------
                 TOTAL CONVERTIBLE BONDS
                  (cost $6,317,336) ....................  6,767,187
                                                         ----------
STOCK -- 1.20%
             Financial - Real Estate
              Investment Trusts -- 1.20%
    91,628   National Health Realty, Inc.
                  (cost $1,098,016) ....................  1,420,234
                                                         ----------
SHORT-TERM INVESTMENTS - 0.98%
             Variable Rate Demand Note - 0.98%
$1,166,782   Firstar Bank U.S.A., N.A.
              1.68%, due January 2, 2002
                  (cost $1,166,782) ....................  1,166,782
                                                         ----------
                 TOTAL INVESTMENTS
                  (cost $124,001,408) -- 97.54% ....... 115,794,735
                                                        -----------
             OTHER ASSETS,
              NET OF LIABILITIES -- 2.46% ..............  2,920,404
                                                         ----------
                 TOTAL NET ASSETS
                  (Basis of percentages
                   disclosed above) -- 100.00% ....... $118,715,139
                                                       ============
* This borrower filed for bankruptcy in Federal Court subsequent to
December 31, 2001.

  The accompanying notes to the financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
December 31, 2001
-------------------------------------------------------------------------------
ASSETS
     Investments in securities at market value (cost $124,001,408) (Note A) ...........     $115,794,735
     Interest and dividends receivable ................................................        3,048,267
                                                                                            ------------
               Total assets ...........................................................      118,843,002
                                                                                            ------------
LIABILITIES
     Payables-
          Management fee (Note B) .....................................................           43,284
          Other payables and accrued expenses .........................................           84,579
                                                                                            ------------
               Total liabilities ......................................................          127,863
                                                                                            ------------
               Total net assets .......................................................     $118,715,139
                                                                                            ------------
                                                                                            ------------

NET ASSETS CONSIST OF:
     Paid in capital ..................................................................     $189,248,222
     Net unrealized depreciation on investments (Note C) ..............................       (8,206,673)
     Accumulated net realized losses on investments ...................................      (62,510,807)
     Accumulated undistributed net investment income ..................................          184,397
                                                                                            ------------
                                                                                            $118,715,139
                                                                                            ------------
                                                                                            ------------
NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized),
 offering price and redemption price ($118,715,139 / 50,220,701 shares outstanding)....            $2.36
                                                                                                   -----
                                                                                                   -----
          The accompanying notes to the financial statements are an integral part of this financial statement.

Statement of Operations
For the Year Ended December 31, 2001
-------------------------------------------------------------------------------

INVESTMENT INCOME (Note A)
     Interest .....................................    $ 12,745,499
     Dividends ....................................         150,028
     Other ........................................           9,375
                                                        -----------
          Total investment income .................      12,904,902
                                                        -----------
EXPENSES
     Management fee (Note B) ......................         530,676
     Transfer agent fees ..........................          93,455
     Resistration fees ............................          35,464
     Legal fees ...................................          32,199
     Audit and tax fees ...........................          19,500
     Postage and mailing ..........................          16,036
     Printing .....................................          12,557
     Insurance ....................................           9,374
     Directors' fees ..............................           8,000
     Pricing service ..............................           7,062
     Custodian fees ...............................           6,364
     Other operating expenses .....................           5,758
                                                        -----------
          Total expenses ..........................         776,445
                                                        -----------
          Net investment income ...................      12,128,457
                                                        -----------

NET REALIZED LOSS ON INVESTMENTS ..................     (32,152,002)
NET DECREASE IN UNREALIZED DEPRECIATION
  ON INVESTMENTS ..................................      30,619,632
                                                        -----------
          Net realized and unrealized
           loss on investments ....................      (1,532,370)
                                                        -----------
          Net increase in net assets
           resulting from operations ...............   $ 10,596,087
                                                        -----------
                                                        -----------

The accompanying notes to the financial statements are an integral part of this financial statement.

Statements of Changes in Net Assets
For the years ended December 31, 2001 and 2000
-------------------------------------------------------------------------------
                                                                              2001                  2000
                                                                          ------------         -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income...........................................     $ 12,128,457          $ 16,545,680
     Net realized loss on investments ...............................      (32,152,002)          (19,345,819)
     Net increase (decrease) in unrealized apprection
      (depreciation) on investments .................................       30,619,632           (16,632,161)
                                                                          ------------         -------------
          Net increase (decrease) in net assets resulting
           from operations...........................................       10,596,087           (19,432,300)
                                                                          ------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income........................      (12,027,613)          (16,689,822)
                                                                          ------------         -------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares issued (16,765,301 and 9,558,245
       shares, respectively).........................................       41,431,234            26,688,181
     Reinvestment of distributions
       (3,855,730 and 4,720,147 shares, respectively)................        9,175,496            12,573,396
     Cost of shares redeemed (22,645,812 and 28,347,808
       shares, respectively).........................................      (55,939,904)         (80,434,284)
                                                                          ------------         ------------
          Net decrease in net assets derived from
            capital share transactions...............................       (5,333,174)         (41,172,707)
                                                                          ------------         ------------
          Total decrease in net assets...............................       (6,764,700)         (77,294,829)
                                                                          ------------         ------------
NET ASSETS
      Beginning of year .............................................      125,479,839          202,774,668
                                                                          ------------         ------------
      End of year (including accumulated undistributed
       net investment income of $184,397 and $597,290) ..............     $118,715,139         $125,479,839
                                                                          ------------         ------------
                                                                          ------------         ------------

The accompanying notes to the financial statements are an integral part of these financial statements.

Notes to Financial Statements
December 31, 2001
-----------------------------------------------------------------------------
Note A -- Summary of significant accounting policies:
     Nicholas Income Fund, Inc. (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.
      Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders.  Equity securities are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price is used.  U.S.
Treasury Bills and commercial paper, if any, are stated at amortized cost.
Variable rate demand notes are valued at cost which approximates market value.  Investments for which market quotations are not readily available are valued at their fair value.
      Securities transactions and related investment income -- Securities transactions are generally recorded no later than the first business day after the trade date (date the order to buy or sell is executed).  Gains or losses on sales of investments are calculated on an identified cost basis.
Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Distributions to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid on a quarterly basis.  Net realized gains on investments, if any, are declared and distributed at least annually.
     Income taxes -- No provision has been made for federal income taxes or excise taxes because it is the policy of the Fund to distribute all net investment income and realized gains and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies.  The Fund is not subject to State of
Wisconsin income taxes.
    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under generally accepted accounting principles and for federal income tax purposes, permanent differences between financial and tax basis reporting have been identified and appropriately reclassified.
Permanent differences in the amount of $32,183 and $513,737 have been reclassified from accumulated net realized losses on investment and accumulated undistributed net investment income, respectively, to paid in capital.
     Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.
    Change in Accounting Principle -- In November 2000, the American
Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the
"Guide").  The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and accrete discounts on fixed income securities.  The Fund began complying with the new provisions of the Guide effective January 1, 2001.  The effect of this change for the year ended December 31, 2001 was to increase net investment income by $661,175 and increase net unrealized depreciation by $661,175.  The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.
Note B -- Management Fees
     The Fund has an investment advisory agreement with Nicholas Company,
Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  The management fee of Nicholas
Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000.  On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of
1%.  Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.

Note C -- Investment portfolio transactions:
     At December 31, 2001, the net unrealized depreciation was as follows
(the Fund's book and federal income tax cost of investment assets were substantially the same):
              Aggregate gross unrealized appreciation for all
               investments in which there was an excess of
               value over tax cost.........................      $  1,947,399

              Aggregate gross unrealized depreciation for all
               investments in which there was an excess of
               tax cost over value.........................       (10,154,072)
                                                                  -----------

                    Net unrealized depreciation............      $ (8,206,673)
                                                                  -----------
                                                                  -----------

    As of December 31, 2001, the Fund has approximately $62,511,000 of net capital losses which may be used to offset capital gains in future years.
Capital loss carryovers of approximately $1,505,000 will expire in 2003,
$9,476,000 in 2007, $19,346,000 in 2008 and $32,184,000 in 2009.
     For the year ended December 31, 2001, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $83,809,623 and $76,221,740, respectively.

Independent Auditors' Report
To the Board of Directors and Shareholders
  of Nicholas Income Fund, Inc.:
    We have audited the accompanying statement of assets and liabilities of
Nicholas Income Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nicholas Income Fund, Inc. as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the respective stated years in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Chicago, Illinois
February 8, 2002

DIRECTORS AND OFFICERS OF THE FUND (unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of January 31,
2002:
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 71 (1), (3)  President,     (2), 24 years  Chief Executive Officer and        6            None
700 North Water Street           Co-Portfolio                  Chairman of the Board, Nicholas
Milwaukee, WI  53202             Manager and                   Company, Inc., the Adviser to
                                 Director                      to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also the Fund and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.  He formerly was the
                                                               sole Portfolio Manager of these
                                                               funds, since the time the Adviser
                                                               managed them.
DISINTERESTED DIRECTORS
Melvin L. Schultz, 68            Director       (2), 6 years   Director and Management            6            None
3636 North 124th Street                                        Consultant, Professional
Wauwatosa, WI  53222                                           Management of Milwaukee, Inc.
                                                               He provides financial advice to
                                                               members of the medical and
                                                               dental professions.
Jay H. Robertson, 50             Director       (2), 6 years   Private Investor. Retired as       3            None
5090 Central Sarasota                                          Chairman of the Board of
 Parkway, 101                                                  Robertson-Ryan and Associates,
Sarasota, FL  34238                                            Inc., an insurance brokerage firm.
OFFICERS
David L. Johnson, 60 (3)         Executive       Annual        Executive Vice President,
700 North Water Street           Vice President  19 years      Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.
Thomas J. Saeger, 57             Executive       Annual        Executive Vice President and
700 North Water Street           Vice President  24 years      Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
David O. Nicholas, 40 (3)        Senior Vice     Annual        President, Chief Investment
700 North Water Street           President and   6 years       Officer and Director, Nicholas
Milwaukee, WI  53202             Co-Portfolio                  Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager of Nicholas II, Inc.
                                                               and Nicholas Limited Edition, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               the Fund and Nicholas Equity
                                                               Income Fund, Inc. since April 2001
                                                               and July 2001, respectively.
Jeffrey T. May, 45               Senior Vice     Annual        Senior Vice President, Treasurer
700 North Water Street           President and   7 years       and Compliance Officer, Nicholas
Milwaukee, WI  53202             Treasurer                     Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio
                                                               Manager of Nicholas Money Market
                                                               Fund, Inc.
Candace L. Lesak, 44             Vice President  Annual        Employee, Nicholas Company, Inc.
700 North Water Street                           14 years
Milwaukee, WI  53202
Kathleen A. Evans, 53            Assistant Vice  Annual        Vice President, Nicholas Company,
700 North Water Street           President       14 years      Inc., the Adviser to the Fund.
Milwaukee, WI  53202
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person"
        of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive
        Officer and a Director of the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas is the son of Albert O. Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.
Nicholas Income Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
    Nicholas Income Fund, Inc. respects each shareholders right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with us.
This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS,
                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
    We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its' Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.
    The Fund and its' Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Historical Record (unaudited)
-------------------------------------------------------------------------------------------------------------
                                             Net Investment     Growth of
                                  Net           Income         An Initial
                              Asset Value     Distributions      $10,000
                               Per Share        Per Share      Investment**
                              -----------     -------------    ------------
November 21, 1977 *..........   $5.10            $   --          $10,000
December 31, 1987............    3.64             0.4660          22,560
December 31, 1988............    3.68             0.3710          25,164
December 31, 1989............    3.44             0.3830          26,155
December 31, 1990............    3.01             0.3970          25,886
December 31, 1991............    3.34             0.3460          31,853
December 31, 1992............    3.38             0.2955          35,143
December 31, 1993............    3.52             0.2890          39,695
December 31, 1994............    3.21             0.3010          39,626
December 31, 1995............    3.42             0.2950          46,029
December 31, 1996............    3.53             0.2960          51,721
December 31, 1997............    3.69             0.2903          58,514
December 31, 1998............    3.39             0.3155          58,788
December 31, 1999............    3.06             0.3312          58,749
December 31, 2000............    2.40             0.3060          51,620
December 31, 2001............    2.36             0.2430(a)       56,144

  * Initial date under Nicholas Company, Inc. management.
 ** Assuming reinvestment of distributions.
    The Fund distributed no capital gains for the time periods listed.
(a) Paid $0.0600 in net investment income on April 25, 2001 to shareholders of record April 24, 2001.
    Paid $0.0600 in net investment income on July 23, 2001 to shareholders of record July 20, 2001.
    Paid $0.0550 in net investment income on October 18, 2001 to shareholders of record October 17, 2001.
    Paid $0.0680 in net investment income on December 28, 2001 to shareholders of record December 27, 2001.

DIRECTORS AND OFFICERS
ALBERT O. NICHOLAS
President and Director
JAY H. ROBERTSON
Director
MELVIN L. SCHULTZ
Director
DAVID L. JOHNSON
Executive Vice President
THOMAS J. SAEGER
Executive Vice President and Secretary
JEFFREY T. MAY
Senior Vice President and Treasurer
DAVID O. NICHOLAS
Senior Vice President
CANDACE L. LESAK
Vice President
KATHLEEN A. EVANS
Assistant Vice President
Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987
Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547
Custodian
U.S. BANK, N.A.
Cincinnati, Ohio
Auditors
DELOITTE & TOUCHE LLP
Chicago, Illinois
Counsel
MICHAEL, BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This  report  is submitted for the information of shareholders  of the  Fund.  It  is not authorized for distribution to  prospective
investors   unless  preceded  or  accompanied  by   an   effective
prospectus.
ANNUAL REPORT
NICHOLAS INCOME FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
December 31, 2001